Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 (Details) - Level 3 - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	₩ (448,098)	₩ (328,145)
Recognized profit or loss from the financial instruments held as of December 31	(403,375)	(313,927)
Trading income
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	843,657	332,400
Recognized profit or loss from the financial instruments held as of December 31	121,643	37,466
Gain (loss) on financial instruments designated at FVTPL
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(922,962)	(502,896)
Recognized profit or loss from the financial instruments held as of December 31	(129,654)	(169,424)
Gain (loss) on disposal of available-for-sale financial assets
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	17,193	25,546
Recognized profit or loss from the financial instruments held as of December 31	977	354
Impairment losses on financial assets
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(180,206)	(6,685)
Recognized profit or loss from the financial instruments held as of December 31	(180,206)	(5,964)
Other operating income (expenses)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 [Line Items]
Amounts recognized in profit or loss	(205,780)	(176,510)
Recognized profit or loss from the financial instruments held as of December 31	₩ (216,135)	₩ (176,359)